10-Q LONG-TERM DEBT - Fixed Rate Senior Unsecured Notes (Details) - Fixed Rate Senior Unsecured Notes - Unsecured borrowing - USD ($)	Nov. 10, 2023	Feb. 15, 2024
Debt Instrument [Line Items]
Face amount	$ 35,650,000	$ 25,000,000
Interest rate (as a percent)	9.875%	9.875%
Redemption percentage	100.00%